FINANCIAL INSTRUMENTS (Impact of derivative instruments on total operating expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss (gain) on derivative instruments	$ (3,020)	$ (173)	$ 1,576
Trading Revenue [Member]
Loss (gain) on derivative instruments	$ (664)	$ (39)	$ 362
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Total cost of revenues	Total cost of revenues	Total cost of revenues
Research and development, net Expense [Member]
Loss (gain) on derivative instruments	$ (1,178)	$ (66)	$ 599
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses	Operating Expenses
Sales and marketing [Member]
Loss (gain) on derivative instruments	$ (362)	$ (19)	$ 158
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses	Operating Expenses
General and administrative [Member]
Loss (gain) on derivative instruments	$ (816)	$ (49)	$ 457
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses	Operating Expenses
Operating Expense [Member]
Loss (gain) on derivative instruments	$ (2,356)	$ (134)	$ 1,214
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses	Operating Expenses
Products [Member]
Loss (gain) on derivative instruments	$ (483)	$ (29)	$ 268
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Total cost of revenues	Total cost of revenues	Total cost of revenues
Services [Member]
Loss (gain) on derivative instruments	$ (181)	$ (10)	$ 94
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Total cost of revenues	Total cost of revenues	Total cost of revenues